Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Build Funds Trust
Entity Central Index Key	0001875710
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Build Bond Innovation ETF
Shareholder Report [Line Items]
Fund Name	Build Bond Innovation ETF
Class Name	Build Bond Innovation ETF
Trading Symbol	BFIX
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Build Bond Innovation ETF (the “Fund”) for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://getbuilding.com/etfs/bfix/. You can also request this information by contacting us at 1-833-852-8453.
Additional Information Phone Number	1-833-852-8453
Additional Information Website	https://getbuilding.com/etfs/bfix/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Build Bond Innovation ETF	$23	0.45%
[1]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 12,657,610
Holdings Count | $ / shares	126
Advisory Fees Paid, Amount	$ 26,173
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$12,657,610
Number of Holdings	126
Total Advisory Fee	$26,173
Portfolio Turnover	34%
30-Day SEC Yield	3.50%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(% of net assets)
United States Treasury Note/Bond	60.8%
Essex Portfolio LP	2.2%
Lowe’s Cos., Inc.	1.7%
AutoZone, Inc.	1.4%
Toyota Motor Credit Corp.	1.3%
AT&T, Inc.	1.2%
Huntington Ingalls Industries, Inc.	1.0%
Marriott International, Inc.	1.0%
AvalonBay Communities, Inc.	1.0%
Oracle Corp.	1.0%

Top Sectors	(% of net assets)
Public Administration	60.8%
Manufacturing	10.5%
Finance and Insurance	5.7%
Retail Trade	4.9%
Real Estate and Rental and Leasing	4.3%
Information	2.4%
Utilities	2.0%
Mining, Quarrying, and Oil and Gas Extraction	1.7%
Accommodation and Food Services	1.4%
Cash & Other	6.3%

Updated Prospectus Web Address	https://getbuilding.com/etfs/bfix/

[1]
*	Annualized